Cover	May 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	May 07, 2024
File Number	333-272825
Registrant Name	Alixo-Yolloo Corp.
Entity Central Index Key	0001977837
Tax Identification Number	37-1922983
Incorporation State	NV
AddressLine1	Business Center Sunkar, Building 47B,
Address City	Aktau
AddressCountry	KZ
AddressPostalZipCode	130002
City Area Code	-252
Local Phone Number	34-66-180
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging Growth Company	true
extended transition period	false